Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 4,346,481	₩ 4,215,151
Liabilities	6,389,276	5,940,380
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	657,690	552,630
Liabilities	509,437	454,072
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	97,722	165,356
Liabilities	389,625	709,318
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	259,949	220,723
Liabilities	₩ 142,868	₩ 117,632